Long-term assets - E.4.2. Millicom's assets held for sale (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
	Jun. 26, 2019	Apr. 27, 2018	Dec. 19, 2017	Jun. 26, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 31, 2018
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total liabilities directly associated with assets held for sale					$ 0	$ 0	[1],[2]
Foreign exchange gain (loss)					(32)	(40)		$ 21
Cash and cash equivalents					9	(6)	[3]	19	[3]
Discontinued operations [Abstract]
Cost of sales					(1,201)	(1,117)	[4]	(1,169)	[4]
Operating expenses					(1,604)	(1,616)	[4]	(1,531)	[4]
Depreciation and amortization					(1,100)	(803)		(812)
Other operating income (expenses), net					(34)	75	[4]	69	[4]
Operating profit					575	640	[4]	632	[4]
Other non-operating (expenses) income, net					227	(39)	[4]	(2)	[4]
Profit (loss) before taxes from continuing operations					218	119	[3],[4]	172	[3],[4]
Net Profit/(loss) from discontinuing operations					57	(33)	[4]	60	[4]
Total assets of held for sale
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					5	3
Total liabilities directly associated with assets held for sale					0	0
Net assets held for sale / book value					5	3
Towers Paraguay
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					0	2
Total liabilities directly associated with assets held for sale					0	0
Towers Colombia
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					2	0
Towers El Salvador
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					1	1
Towers Zantel
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					1	0
Other
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale					0	0
Chad
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale	$ 168			$ 168
Total liabilities directly associated with assets held for sale	140			140
Net assets held for sale / book value	28			28
Intangible assets, net	18			18
Property, plant and equipment, net	89			89
Right of use assets	9			9
Other non-current assets	8			8
Current assets	34			34
Cash and cash equivalents	9			9
Non-current financial liabilities	8			8
Current liabilities	131			131
Senegal Operations
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale		$ 227
Total liabilities directly associated with assets held for sale		81
Net assets held for sale / book value		146
Intangible assets, net		40
Property, plant and equipment, net		126
Other non-current assets		2
Current assets		56
Cash and cash equivalents		3
Non-current financial liabilities		8
Current liabilities		73
Rwanda
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Total assets of disposal group held for sale										$ 85
Total liabilities directly associated with assets held for sale										40
Net assets held for sale / book value										46
Intangible assets, net										12
Property, plant and equipment, net										53
Other non-current assets										4
Current assets										14
Cash and cash equivalents										2
Non-current financial liabilities										11
Current liabilities										$ 28
Discontinued Operations - Chad
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash consideration	110
Costs of disposal	4			4
Foreign exchange gain (loss)	(8)
Net gain on disposal of discontinued operations	70
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations	$ (77)
Net Profit/(loss) from discontinuing operations				$ (5)
Discontinued Operations - Senegal
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash consideration		151
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations		$ (6)
Discontinued Operations - Rwanda
Disclosure Of Detailed Information About Assets Classified As Held For Sale [Line Items]
Cash consideration			$ 51
Deferred cash payment due to be received			18
Earn-outs not recognized			$ 7
Discontinued operations [Abstract]
Gain (loss) on disposal of discontinued operations						32
Discontinued operations
Discontinued operations [Abstract]
Revenue					50	189		440
Cost of sales					(14)	(51)		(130)
Operating expenses					(29)	(83)		(188)
Depreciation and amortization					(11)	(27)		(67)
Other operating income (expenses), net					0	(9)		(4)
Gain (loss) on disposal of discontinued operations					(74)	29		(38)
Other expenses linked to the disposal of discontinued operations					(10)	(10)		(7)
Operating profit					61	(21)		81
Interest income (expense), net					(2)	(6)		(28)
Other non-operating (expenses) income, net					0	(2)		4
Profit (loss) before taxes from continuing operations					59	(29)		56
Credit (charge) for taxes, net					(2)	(4)		4
Net Profit/(loss) from discontinuing operations					57	(33)		60
Cash flows from discontinued operations [abstract]
Cash from (used in) operating activities, net					(8)	(38)		(1)
Cash from (used in) investing activities, net					5	8		(25)
Cash from (used in) financing activities, net					$ 7	$ 11		$ 8

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).
[3]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[4]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.